Long-Term Investments (Details)			1 Months Ended										12 Months Ended
	Apr. 11, 2021 USD ($)	Apr. 11, 2021 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	May 31, 2019	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Long-Term Investments (Details) [Line Items]
Recognized investment losses													$ 14,072	$ 14,025	$ 15,585
Paid consideration | ¥																¥ 10,000,000
Equity interest percentage													4.35%				4.35%
Impairment for investment														27,900
Membership service amount (in Yuan Renminbi) | ¥																		¥ 1,500,000
Provided for investment														236,053
Shareholding interest								0.98%		1.50%
Cash consideration (in Yuan Renminbi)										¥ 90,000			$ 336,871	$ 3,870,916
Suzhou Investment [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding									17.00%
Investment in Jiazhong [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding															33.00%				33.00%
Zhongfei [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding																				3.00%	3.00%
Yinzhirun [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding											0.45%	0.45%
Cheyi [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding																				0.50%	0.50%
Investment in Car Service [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding					11.11%	11.11%
Yunshang E-commerce [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding			15.00%	15.00%
Qianshier [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding															5.00%				5.00%
Taizhoujia [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding																						5.00%	5.00%
Yueteng [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding																						5.00%	5.00%
Funeng [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding							19.00%
Suzhou Investment [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration | ¥									¥ 850,000
Investment in Jiazhong [Member]
Long-Term Investments (Details) [Line Items]
Paid consideration															$ 1,435,832	10,000,000
Investment in Xingshuizhixing [Member]
Long-Term Investments (Details) [Line Items]
Invest amount													$ 1,148,666				¥ 8,000,000
Equity interest percentage													4.00%				4.00%
Impairment for investment													$ 74,337
Cash paid (in Yuan Renminbi) | ¥																	¥ 500,000
Cash paid													71,792
Investment in Wangxin [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration	$ 947,650	¥ 6,600,000
Equity interest percentage	2.15%	2.15%
Zhongfei [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage														3.00%				3.00%
Account receivables due																				$ 430,750	¥ 3,000,000
Customized service amount (in Yuan Renminbi) | ¥																		¥ 3,000,000
Impairment for investment													446,025
Yinzhirun [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration											$ 287,167	¥ 2,000,000
Cheyi [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage														0.50%				0.50%
Account receivables due																				$ 227,970	¥ 1,587,719
Investment in Car Service [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration					$ 71,792	¥ 500,000
Investment in Zhongfuze [Member]
Long-Term Investments (Details) [Line Items]
Paid consideration | ¥																500,000
Yunshang E-commerce [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration			$ 430,750	¥ 3,000,000
Qianshier [Member]
Long-Term Investments (Details) [Line Items]
Account receivables due															$ 71,792				¥ 500,000
Impairment for investment													74,337
Taizhoujia [Member]
Long-Term Investments (Details) [Line Items]
Account receivables due																						$ 71,792	¥ 500,000
Impairment for investment													74,337
Yueteng [Member]
Long-Term Investments (Details) [Line Items]
Account receivables due																						$ 71,792	¥ 500,000
Impairment for investment													$ 74,337
Funeng [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration | ¥							¥ 570,000
Paid consideration | ¥																¥ 270,000